Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Registrant Name	Brookfield Real Assets Income Fund Inc.
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001655099
Document Period End Date	Jun. 30, 2024